DISCONTINUED OPERATIONS (Narrative) (Details) - Qufan [Member] ¥ in Thousands, $ in Thousands	Feb. 09, 2018 USD ($)	Feb. 09, 2018 USD ($)	Feb. 09, 2018 CNY (¥)
Disposal Group, Including Discontinued Operation, Consideration	$ 19,431	$ 19,431	¥ 121,964
Discontinued Operation Percentage of Equity Interest Disposed	51.00%	51.00%